Financial Instruments and Derivatives - Interest Rate Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable, impact on pre-tax earnings	$ 3.3	$ 0.9
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	1.00%	1.00%